NOTES PAYABLE (Details - Debt instruments) - USD ($)	Jul. 31, 2026	Oct. 31, 2025
Debt Disclosure [Abstract]
Notes payable	$ 680,500	$ 1,737,034
Notes payable, less current portion	70,000	150,000
Total notes payable - related parties	$ 750,500	$ 1,887,034